Risk/Return Detail Data - FidelityNewMarketsIncomeFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	96 Months Ended		120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2026	Feb. 28, 2026		Feb. 28, 2026
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund | Fidelity New Markets Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.73%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		240
Expense Example, with Redemption, 5 Years		417
Expense Example, with Redemption, 10 Years		$ 930
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.84%											3.11%			4.65%
Annual Return [Percent]				14.84%	6.78%	13.97%	(15.04%)	(1.84%)	4.60%	10.89%	(7.78%)	10.14%	14.70%
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® New Markets Income Fund /Fidelity® New Markets Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® New Markets Income Fund seeks high current income. As a secondary objective, the fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of issuers located in emerging markets or economically tied to emerging markets. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes. Normally investing primarily in debt securities of issuers in emerging markets. Potentially investing in other types of securities, including equity securities of emerging markets issuers, debt securities of non-emerging markets foreign issuers, and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers. Allocating investments across different emerging markets countries. Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		11.99%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.22%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund | After Taxes on Distributions | Fidelity New Markets Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.41%											1.10%			2.51%
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund | After Taxes on Distributions and Sales | Fidelity New Markets Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.70%											1.44%			2.62%
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund | IXVZ0
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
Average Annual Return, Percent			14.30%											2.23%			4.51%
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund | JP075
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent			14.30%											1.78%			4.40%
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.77%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.04%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		718
Expense Example, with Redemption, 5 Years		951
Expense Example, with Redemption, 10 Years		1,620
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		718
Expense Example, No Redemption, 5 Years		951
Expense Example, No Redemption, 10 Years		$ 1,620
Annual Return, Inception Date		Dec. 04, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.93%											1.98%	3.45%	[2]
Annual Return [Percent]				14.52%	6.47%	13.61%	(15.30%)	(2.09%)	4.19%	10.56%
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.77%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.04%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		718
Expense Example, with Redemption, 5 Years		951
Expense Example, with Redemption, 10 Years		1,620
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		718
Expense Example, No Redemption, 5 Years		951
Expense Example, No Redemption, 10 Years		$ 1,620
Annual Return, Inception Date		Dec. 04, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.85%											1.96%	3.45%	[3]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[4]	1.00%
Management Fees (as a percentage of Assets)		0.77%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.79%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 282
Expense Example, with Redemption, 3 Years		563
Expense Example, with Redemption, 5 Years		970
Expense Example, with Redemption, 10 Years		1,908
Expense Example, No Redemption, 1 Year		182
Expense Example, No Redemption, 3 Years		563
Expense Example, No Redemption, 5 Years		970
Expense Example, No Redemption, 10 Years		$ 1,908
Annual Return, Inception Date		Dec. 04, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.67%											2.07%	3.29%	[5]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.77%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
Annual Return, Inception Date		Dec. 04, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.71%											3.09%	4.34%	[6]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Annual Return, Inception Date		Dec. 04, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.91%											3.19%	4.45%	[7]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® New Markets Income Fund /Fidelity Advisor® New Markets Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® New Markets Income Fund seeks high current income. As a secondary objective, the fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of issuers located in emerging markets or economically tied to emerging markets. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes. Normally investing primarily in debt securities of issuers in emerging markets. Potentially investing in other types of securities, including equity securities of emerging markets issuers, debt securities of non-emerging markets foreign issuers, and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers. Allocating investments across different emerging markets countries. Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		11.99%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.30%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | After Taxes on Distributions | Fidelity Advisor New Markets Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.73%											0.11%	1.59%	[2]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor New Markets Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.81%											0.64%	1.79%	[2]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | IXVZ0
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
Average Annual Return, Percent			14.30%											2.23%	4.50%
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | JP075
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent			14.30%											1.78%	4.14%
Document Type		485BPOS
Registrant Name		Fidelity Summer Street Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	A From December 4, 2018 .
[3]	B From December 4, 2018 .
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	C From December 4, 2018 .
[6]	D From December 4, 2018 .
[7]	E From December 4, 2018 .